Leases (Schedule of Amounts Recognized in Profit and Loss) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense on right-of-use assets	₪ 2,156	$ 612	₪ 2,164
Interest expense on lease liabilities	126	36	96
Cancellation of rental expenses	(2,306)	(655)	(2,264)
Amounts recognized in profit and loss	₪ (24)	$ (7)	₪ (4)